Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Stock - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Redeemable Series A [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (26,761)	$ (44,630)	$ (139,696)	$ 2,437,328
Denominator:
Basic weighted average shares outstanding	650,940	10,935,691	661,867	18,477,615
Diluted weighted average shares outstanding	650,940	10,935,691	661,867	18,477,615
Basic net (loss) income per common stock	$ (0.04)	$ 0	$ (0.21)	$ 0.13
Diluted net (loss) income per common stock	$ (0.04)	$ 0	$ (0.21)	$ 0.13
Non Redeemable Series A and Series B [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (308,339)		$ (1,582,979)	$ 391,373
Denominator:
Basic weighted average shares outstanding	7,500,000		7,500,000	2,967,034
Diluted weighted average shares outstanding	7,500,000		7,500,000	2,967,034
Basic net (loss) income per common stock	$ (0.04)		$ (0.21)	$ 0.13
Diluted net (loss) income per common stock	$ (0.04)		$ (0.21)	$ 0.13